UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oak Hill Advisors, L.P.
Address: 1114 Avenue of the Americas
         27th Floor
         New York, NY  10036

13F File Number:  28-12211

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gregory S. Rubin
Title:     Asst. General Counsel and Chief Compliance Officer
Phone:     212-326-1578

Signature, Place, and Date of Signing:

     /s/ Gregory S. Rubin     New York, NY/USA     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     9

Form13F Information Table Value Total:     $61,471 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T INC                       COM              00206R102     7740   229728 SH       SOLE                   229728        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     5996   265324 SH       SOLE                   265324        0        0
CBS CORP NEW                   CL B             124857202     4497   230725 SH       SOLE                   230725        0        0
HUNTSMAN CORP                  COM              447011107     3295   289007 SH       SOLE                   289007        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100     4097  1388661 SH       SOLE                  1388661        0        0
MACYS INC                      COM              55616P104     3742   192671 SH       SOLE                   192671        0        0
RSC HOLDINGS INC               COM              74972L102    16092  1737765 SH       OTHER                       0  1737765        0
VERIZON COMMUNICATIONS INC     COM              92343V104    13528   382148 SH       SOLE                   382148        0        0
WILLIAMS COS INC DEL           COM              969457100     2484    61632 SH       SOLE                    61632        0        0